SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2017
SEGMENTED INFORMATION
SEGMENTED INFORMATION

16.SEGMENTED INFORMATION

The Company operates in one reportable operating segment being that of the acquisition, exploration and development of mineral properties in three geographic segments being Canada, Greenland and United States (Note 7).  The Company’s geographic segments are as follows:

	December 31, 2017	December 31, 2016
Equipment
Canada	19	39
Greenland	30	15

Total	49	54

	December 31, 2017	December 31, 2016
Exploration and evaluation assets
Canada	1,817	1,732
Greenland	48,671	36,607
United States	6	3

Total	50,494	38,342